Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We prioritize the management of cybersecurity risk and the protection of information across our enterprise by embedding data protection and cybersecurity risk management in our operations. Our processes for assessing, identifying, and managing material risks from cybersecurity threats have been integrated into our overall risk management system and processes.

As a foundation of this approach, we have implemented a layered governance structure to help assess, identify and manage cybersecurity risks. Our privacy and cybersecurity policies encompass incident response procedures, information security and vendor management. In order to help develop these policies and procedures, we monitor the privacy and cybersecurity laws, regulations and guidance applicable to us in the regions where we do business (including ISO27001, GDPR and CSL\DSL\PIPL), as well as proposed privacy and cybersecurity laws, regulations, guidance and emerging risks.

We undergo penetration testing and security assessments a few times per year, aligned with the risk profile of our systems. With respect to third party service providers, we obligate our main information technology vendors to adhere to privacy and cybersecurity measures, and we perform risk assessments of vendors having access to our systems or sensitive personal data, including their ability to protect data from unauthorized access.

As described in Item 3.D “Risk Factors,” our operations rely on the secure processing, storage and transmission of confidential and other information in our computer systems and networks. Computer viruses, hackers, employee or vendor misconduct, and other external hazards could expose our information systems and those of our vendors to security breaches, cybersecurity incidents or other disruptions, any of which could materially and adversely affect our business, including by way of disruption of operations resulting from inability to carry out manufacturing, sales activity, shipping and other business operations, financial losses due to direct costs associated with investigation, remediation, and legal fees and indirect costs may encompass increased insurance premiums, loss of business due to damaged reputation and the need for significant investments in cybersecurity measures post-incident. While we have experienced cybersecurity incidents, to date, we are not aware that we have experienced a material cybersecurity incident during 2024.

The sophistication of cybersecurity threats, including through the use of artificial intelligence, continues to increase, and the controls and preventative actions we take to reduce the risk of cybersecurity incidents and protect our systems, including the regular testing of our cybersecurity incident response plan, may be insufficient. In addition, to the extent we use new technology that could result in greater operational efficiency such as artificial intelligence, we may further expose our computer systems to the risk of cybersecurity incidents.

In 2025, we successfully completed an AICPA SOC 2 Type I examination for the Kornit X platform. The report from that examination covers the Trust Services Criteria for Security, Confidentiality, Availability, and Privacy, and provides independent assurance regarding the design of our controls as of the examination date. This achievement reflects our continued focus on strengthening governance, risk management, and control frameworks to protect customer data and support reliable and secure service delivery.

In 2025, we maintained our ISO/IEC 27001 certification, reaffirming the effectiveness and maturity of our Information Security Management System (ISMS). Continued certification demonstrates our ongoing commitment to information security, risk management, and continuous improvement, and confirms our adherence to internationally recognized standards and best practices for safeguarding sensitive information.

During 2025, we made meaningful progress in advancing Kornit’s Business Continuity Plan (BCP), building on the completion of the Business Impact Analysis phase. Our efforts focused on further defining continuity strategies, strengthening operational resilience, and enhancing preparedness for potential disruptions. We expect to complete the BCP framework in 2026 and plan to conduct training and awareness initiatives to ensure organizational readiness and effective execution.

During 2025, we continued to adopt artificial intelligence–based solutions across various business and operational domains. Our Chief Information Security Officer (CISO) was actively involved in this process to ensure that security, privacy, and risk management considerations were integrated into the evaluation and adoption of such technologies, and that appropriate controls were maintained in alignment with Kornit’s cybersecurity and governance frameworks.

Governance

As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including Board oversight, executive commitment and employee training and awareness. Our Audit Committee, comprised of independent directors from our Board, oversees the Board’s responsibilities relating to the operational (including information technology (IT) risks, business continuity and data security) risk affairs of the Company. Our Audit Committee is informed of such risks through quarterly reports from our group Chief Information Security Officer (CISO). Our CISO has over 15 years of experience in the information security field. Before joining Kornit, our CISO held several senior security related positions in both the consulting industry and corporate environments.

Our CISO oversees the implementation and compliance of our information security standards and mitigation of information security related risks. We also have a management level committee and a cybersecurity incident team that support our processes to assess and manage cybersecurity risk as follows:

●	The information security committee, co-chaired by the CISO and our CEO, brings together IT, legal and other function leads. The information security provides a forum for these cross-functional members of management to consider emerging cybersecurity risks; review, approve, and update policies and standards as appropriate; and promote cross-functional collaboration to manage cybersecurity and privacy risks across the enterprise.
●	The cybersecurity incident team includes our CISO, CIO and other members of the IT department, is alerted as appropriate to cybersecurity incidents, natural disasters and business outages and involves executives of the Company, such as the General Counsel and senior management as needed.

Our CISO summarizes the information pertaining to information security committee’s activities as appropriate and reports to the Audit Committee.

At the employee level, we maintain an experienced information technology team responsible for implementing our privacy and cybersecurity program and supporting the CISO in executing reporting, security, and mitigation functions. We conduct regular employee training on privacy and cybersecurity, records and information management, and phishing awareness, and we perform phishing simulations to reinforce secure behaviors. We actively promote cybersecurity risk awareness through ongoing communication and education across our employee population. In addition, during 2025, we started evaluating the implementation of AI-based security solutions to further enhance threat detection, response capabilities, and overall security posture.

Cybersecurity Risk Management Processes Integrated [Text Block]

We prioritize the management of cybersecurity risk and the protection of information across our enterprise by embedding data protection and cybersecurity risk management in our operations. Our processes for assessing, identifying, and managing material risks from cybersecurity threats have been integrated into our overall risk management system and processes.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we are not aware that we have experienced a material cybersecurity incident during 2024.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Governance

As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including Board oversight, executive commitment and employee training and awareness. Our Audit Committee, comprised of independent directors from our Board, oversees the Board’s responsibilities relating to the operational (including information technology (IT) risks, business continuity and data security) risk affairs of the Company. Our Audit Committee is informed of such risks through quarterly reports from our group Chief Information Security Officer (CISO). Our CISO has over 15 years of experience in the information security field. Before joining Kornit, our CISO held several senior security related positions in both the consulting industry and corporate environments.

Cybersecurity Risk Board of Directors Oversight [Text Block]	As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including Board oversight, executive commitment and employee training and awareness.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit Committee, comprised of independent directors from our Board, oversees the Board’s responsibilities relating to the operational (including information technology (IT) risks, business continuity and data security) risk affairs of the Company. Our Audit Committee is informed of such risks through quarterly reports from our group Chief Information Security Officer (CISO).
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Audit Committee is informed of such risks through quarterly reports from our group Chief Information Security Officer (CISO).
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our CISO oversees the implementation and compliance of our information security standards and mitigation of information security related risks.